Consolidated Statement Of Operations (USD $)	12 Months Ended
Dec. 31, 2011
Revenues	$ 18,750
Software development costs	124,650
Selling General and Administrative Expenses
Salaries	62,500
Payroll taxes	5,149
Office expenses	4,710
Professional fees	153,771
Other administrative expenses	5,500
Total Selling, General and Administrative Expenses	231,630
Loss from Operations ($300,054 attributable to controlling interest)	(337,530)
Other Income (Expense):
Interest Income	1,074
Impairment of Investment	(3,727)
Equity Loss from Investment	(12,009)
Total Other Income (Expense)	(14,662)
Net Loss	(352,192)
Less: Net Loss Attributable to the Non-controlling Interest	37,476
Net Loss Attributable to Ascend Acquisition Corp.	$ (314,716)
Net Loss per share attributable to Ascend Acquisition Corp., basic and diluted (in dollars per share)	$ (0.01)
Weighted Average Common Shares Outstanding, basic and diluted (in shares)	30,362,080